UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


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1.         Name and address of issuer:

           American AAdvantage Funds
           4333 Amon Carter Boulevard, MD 5645
           Fort Worth, TX  76155

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2.         The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): All classes of shares of the American AAdvantage S&P 500
           Index  Fund,   American   AAdvantage  Money  Market  Fund,   American
           AAdvantage Municipal Money Market Fund and American AAdvantage U.S. Government Money Market Fund


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3.         Investment Company Act File Number:   811-4984

           Securities Act File Number:   33-11387

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4(a). Last day of fiscal year for which this Form is filed:

                 December 31, 1999

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4(b).         Check box if this Form is being  filed  late  (I.E.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). Check box if this is the last time the issuer will be filing this Form.


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

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5. Calculation of registration fee:


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           (i)   Aggregate sale price of securities
                 sold during the fiscal year pursuant to                           $ 4,305,522,652
                 section 24(f):                                                      -------------

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           (ii)     Aggregate price of securities
                 redeemed or repurchased during the          $3,641,069,373
                 fiscal year:

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           (iii) Aggregate  price of securities  redeemed or repurchased  during any prior  fiscal year ending no earlier  than October 11, 1995 that were not previously used to reduce registration $
                 fees payable to the Commission:                          0
                                                              -------------

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           (iv)    Total available redemption credits
                 [add Items 5(ii) and 5(iii):                                      $3,641,069,373


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           (v)     Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)                              $  664,453,279
                                                                                   --------------
                 from Item 5(i)]:

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           (vi)    Redemption credits available for use         $ 0
                   in future years - if Item 5(i) is less         ---------
                   than Item 5(iv) [subtract Item 5(iv)
                   from Item 5(i)]:


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           (vii)   Multiplier for determining
                   registration fee (See Instruction C.9):                             x  .000264
                                                                                      -----------


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           (viii)  Registration fee due [multiply Item
                   5(v) by Item 5(vii)] (enter "0" if no                          =   $175,415.67
                   fee is due):                                                        ==========

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6.         Prepaid Shares
           If the response to Item 5(i) was determined by deducting an amount of securities  that were  registered  under the  Securities  Act of 1933 pursuant to rule 24e-2 as in effect  before  October 11,  1997,  then report the  amount of  securities  (number of shares or other  units)
           deducted  here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are  available  for use by the issuer in future  fiscal  years,  then  state that  number here: 0 .

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


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7.         Interest  due - if this Form is being  filed  more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                          + $ 0
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8.         Total of the amount of the registration fee due plus any interest due plus
           any interest due [line 5(viii) plus line 7]:                                     $175,415.67
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9.         Date the  registration  fee and any interest  payment was sent to the
           Commission's lockbox depository:

                 3/28/00

           Method of Delivery:

           / /  Wire Transfer

          / /   Mail or other means
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

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ William F. Quinn
                           -----------------------
                           William F. Quinn
                           President



Date:  March 24, 2000


  *Please print the name and title of the signing officer below the signature.